Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	47
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.50308%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	2.51100%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		May 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$310,104.50

Principal:
Principal Collections	$7,348,633.82
Prepayments in Full	$2,531,083.03
Liquidation Proceeds	$22,974.10
Recoveries	$56,620.93
Sub Total	$9,959,311.88
Collections	$10,269,416.38

Purchase Amounts:
Purchase Amounts Related to Principal	$151,349.94
Purchase Amounts Related to Interest	$522.86
Sub Total	$151,872.80

Clean-up Call	$109,004,407.28

Reserve Account Draw Amount	$2,631,593.19

Available Funds - Total	$122,057,289.65

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	47
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$122,057,289.65
Servicing Fee	$99,230.12	$99,230.12	$0.00	$0.00	$121,958,059.53
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$121,958,059.53
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$121,958,059.53
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$121,958,059.53
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$121,958,059.53
Interest - Class A-4 Notes	$103,180.26	$103,180.26	$0.00	$0.00	$121,854,879.27
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$121,854,879.27
Interest - Class B Notes	$92,897.83	$92,897.83	$0.00	$0.00	$121,761,981.44
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$121,761,981.44
Interest - Class C Notes	$64,553.33	$64,553.33	$0.00	$0.00	$121,697,428.11
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$121,697,428.11
Regular Principal Payment	$89,262,044.27	$89,262,044.27	$0.00	$0.00	$32,435,383.84
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$32,435,383.84
Residual Released to Depositor	$0.00	$32,435,383.84	$0.00	$0.00	$0.00
Total		$122,057,289.65

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$89,262,044.27
Total					$89,262,044.27
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$36,632,044.27	$355.72	$103,180.26	$1.00	$36,735,224.53	$356.72
Class B Notes	$31,580,000.00	$1,000.00	$92,897.83	$2.94	$31,672,897.83	$1,002.94
Class C Notes	$21,050,000.00	$1,000.00	$64,553.33	$3.07	$21,114,553.33	$1,003.07
Total	$89,262,044.27	$84.80	$260,631.42	$0.25	$89,522,675.69	$85.05

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	47

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$36,632,044.27	0.3557200	$0.00	0.0000000
Class B Notes	$31,580,000.00	1.0000000	$0.00	0.0000000
Class C Notes	$21,050,000.00	1.0000000	$0.00	0.0000000
Total	$89,262,044.27	0.0848007	$0.00	0.0000000

Pool Information
Weighted Average APR	3.026%	3.013%
Weighted Average Remaining Term	20.05	19.32
Number of Receivables Outstanding	13,393	12,815
Pool Balance	$119,076,139.86	$109,004,407.28
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$110,314,789.77	$101,096,959.92
Pool Factor	0.1025194	0.0938481

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$7,907,447.36
Targeted Overcollateralization Amount	$28,960,192.86
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$109,004,407.28

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$2,631,593.19
Ending Reserve Account Balance	$0.00
Change in Reserve Account Balance	$(2,631,593.19)
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	47
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		36	$17,691.69
(Recoveries)		75	$56,620.93
Net Loss for Current Collection Period			$(38,929.24)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.3923%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5442%
Second Prior Collection Period			0.3764%
Prior Collection Period			0.3145%
Current Collection Period			-0.4096%
Four Month Average (Current and Prior Three Collection Periods)			0.2064%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,424	$9,703,056.49
(Cumulative Recoveries)			$2,710,567.32
Cumulative Net Loss for All Collection Periods			$6,992,489.17
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6020%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,002.91
Average Net Loss for Receivables that have experienced a Realized Loss			$2,884.69

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.72%	146	$1,876,789.23
61-90 Days Delinquent	0.25%	21	$270,180.54
91-120 Days Delinquent	0.00%	1	$5,126.43
Over 120 Days Delinquent	0.34%	18	$373,364.53
Total Delinquent Receivables	2.32%	186	$2,525,460.73

Repossession Inventory:
Repossessed in the Current Collection Period		2	$28,847.86
Total Repossessed Inventory		3	$69,931.33

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2887%
Prior Collection Period			0.2539%
Current Collection Period			0.3121%
Three Month Average			0.2849%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5951%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	47

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	42	$467,818.89
2 Months Extended	36	$464,233.95
3+ Months Extended	10	$105,430.09

Total Receivables Extended:	88	$1,037,482.93

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer